PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)

Common Stocks – 59.1% of Net Assets
	Aerospace & Defense – 0.8%
26	Axon Enterprise, Inc.(a)	$4,679
169	Boeing Co. (The)(a)	34,988
49	General Dynamics Corp.	9,935
5	L3Harris Technologies, Inc.	1,152
36	Moog, Inc., Class A	2,719
94	Raytheon Technologies Corp.	8,353

		61,826

	Air Freight & Logistics – 0.4%
149	Expeditors International of Washington, Inc.	18,366
69	United Parcel Service, Inc., Class B	14,729

		33,095

	Airlines – 0.1%
18	Alaska Air Group, Inc.(a)	950
88	Delta Air Lines, Inc.(a)	3,443
385	JetBlue Airways Corp.(a)	5,402

		9,795

	Auto Components – 0.2%
11	Aptiv PLC(a)	1,902
15	BorgWarner, Inc.	676
260	Dana, Inc.	5,769
33	Visteon Corp.(a)	3,735

		12,082

	Automobiles – 0.8%
145	Ford Motor Co.(a)	2,477
364	General Motors Co.(a)	19,812
29	Tesla, Inc.(a)	32,306
36	Thor Industries, Inc.	3,671

		58,266

	Banks – 3.2%
192	Ameris Bancorp	10,059
170	Bancorp, Inc. (The)(a)	5,193
663	Bank of America Corp.	31,678
180	Cadence Bank	5,224
446	Citigroup, Inc.	30,845
216	Citizens Financial Group, Inc.	10,234
9	Comerica, Inc.	766
90	Cullen/Frost Bankers, Inc.	11,655
47	Fifth Third Bancorp	2,046
314	Fulton Financial Corp.	5,055
371	Huntington Bancshares, Inc.	5,840
164	International Bancshares Corp.	6,954
407	KeyCorp	9,471
34	M&T Bank Corp.	5,002

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
231	People’s United Financial, Inc.	$3,959
87	PNC Financial Services Group, Inc. (The)	18,360
241	Regions Financial Corp.	5,707
253	Truist Financial Corp.	16,058
254	Trustmark Corp.	8,080
117	U.S. Bancorp	7,063
155	Webster Financial Corp.	8,674
428	Wells Fargo & Co.	21,896
66	Wintrust Financial Corp.	5,841

		235,660

	Beverages – 1.6%
209	Coca-Cola Co. (The)	11,781
90	Constellation Brands, Inc., Class A	19,513
928	Keurig Dr Pepper, Inc.	33,491
451	Monster Beverage Corp.(a)	38,335
76	PepsiCo, Inc.	12,282

		115,402

	Biotechnology – 1.9%
45	AbbVie, Inc.	5,160
147	Alnylam Pharmaceuticals, Inc.(a)	23,455
48	Amgen, Inc.	9,934
10	Biogen, Inc.(a)	2,667
116	BioMarin Pharmaceutical, Inc.(a)	9,191
151	CRISPR Therapeutics AG(a)	13,791
23	Ligand Pharmaceuticals, Inc.(a)	3,357
42	Moderna, Inc.(a)	14,499
85	Regeneron Pharmaceuticals, Inc.(a)	54,395

		136,449

	Building Products – 0.4%
26	Carlisle Cos., Inc.	5,796
28	Carrier Global Corp.	1,462
32	Johnson Controls International PLC	2,348
27	Lennox International, Inc.	8,081
79	Owens Corning	7,379
49	Trex Co., Inc.(a)	5,214

		30,280

	Capital Markets – 4.2%
12	Ameriprise Financial, Inc.	3,625
482	Bank of New York Mellon Corp. (The)	28,534
10	BlackRock, Inc.	9,435
562	Charles Schwab Corp. (The)	46,101
19	CME Group, Inc.	4,190
62	FactSet Research Systems, Inc.	27,521
65	Franklin Resources, Inc.	2,047
68	Goldman Sachs Group, Inc. (The)	28,108
156	Intercontinental Exchange, Inc.	21,600
17	Invesco Ltd.	432

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
128	Janus Henderson Group PLC	$5,952
201	KKR & Co., Inc.	16,014
29	Moody’s Corp.	11,720
38	Morgan Stanley	3,906
34	MSCI, Inc.	22,606
72	Northern Trust Corp.	8,859
25	S&P Global, Inc.	11,854
248	SEI Investments Co.	15,634
321	State Street Corp.	31,634
7	T. Rowe Price Group, Inc.	1,518
31	Virtus Investment Partners, Inc.	9,920

		311,210

	Chemicals – 0.7%
170	Dow, Inc.	9,515
30	DuPont de Nemours, Inc.	2,088
10	Ecolab, Inc.	2,222
70	HB Fuller Co.	4,936
50	Innospec, Inc.	4,530
11	International Flavors & Fragrances, Inc.	1,622
55	Linde PLC	17,556
61	Minerals Technologies, Inc.	4,327
8	PPG Industries, Inc.	1,285
9	Sherwin-Williams Co. (The)	2,849
34	Stepan Co.	4,081

		55,011

	Commercial Services & Supplies – 0.3%
37	MSA Safety, Inc.	5,662
7	Republic Services, Inc.	942
54	Tetra Tech, Inc.	9,486
77	Viad Corp.(a)	3,416
16	Waste Management, Inc.	2,564

		22,070

	Communications Equipment – 0.5%
3	Arista Networks, Inc.(a)	1,229
85	Ciena Corp.(a)	4,615
457	Cisco Systems, Inc.	25,578
7	F5 Networks, Inc.(a)	1,478
49	Lumentum Holdings, Inc.(a)	4,046

		36,946

	Construction & Engineering – 0.2%
167	AECOM(a)	11,418

	Consumer Finance – 1.6%
771	Ally Financial, Inc.	36,808
239	American Express Co.	41,533
237	Capital One Financial Corp.	35,794

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
43	Green Dot Corp., Class A(a)	$1,822

		115,957

	Containers & Packaging – 0.2%
50	Ball Corp.	4,574
47	International Paper Co.	2,335
102	WestRock Co.	4,906

		11,815

	Distributors – 0.1%
40	Genuine Parts Co.	5,244

	Diversified Telecommunication Services – 0.2%
1,042	Lumen Technologies, Inc.	12,358

	Electric Utilities – 0.4%
128	American Electric Power Co., Inc.	10,843
14	Edison International	881
31	Eversource Energy	2,632
49	IDACORP, Inc.	5,112
96	NextEra Energy, Inc.	8,192
33	PPL Corp.	950

		28,610

	Electrical Equipment – 0.8%
19	Acuity Brands, Inc.	3,903
45	Eaton Corp. PLC	7,414
34	Hubbell, Inc.	6,779
294	Plug Power, Inc.(a)	11,251
34	Rockwell Automation, Inc.	10,860
362	Sunrun, Inc.(a)	20,880

		61,087

	Electronic Equipment, Instruments & Components – 0.8%
92	Avnet, Inc.	3,506
5	CDW Corp.	933
94	Cognex Corp.	8,234
20	Coherent, Inc.(a)	5,088
73	Corning, Inc.	2,597
115	Itron, Inc.(a)	8,944
8	Keysight Technologies, Inc.(a)	1,440
19	Littelfuse, Inc.	5,596
18	Rogers Corp.(a)	3,620
117	TE Connectivity Ltd.	17,082
11	Trimble, Inc.(a)	961
167	Vishay Intertechnology, Inc.	3,210

		61,211

	Energy Equipment & Services – 0.4%
682	Archrock, Inc.	5,585
109	Baker Hughes Co.	2,734
203	ChampionX Corp.(a)	5,325

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
592	Schlumberger NV	$19,098

		32,742

	Entertainment – 1.2%
75	Electronic Arts, Inc.	10,519
46	Netflix, Inc.(a)	31,754
281	Walt Disney Co. (The)(a)	47,509

		89,782

	Food & Staples Retailing – 0.4%
72	BJ’s Wholesale Club Holdings, Inc.(a)	4,208
4	Costco Wholesale Corp.	1,966
72	Kroger Co. (The)	2,881
217	SpartanNash Co.	5,021
114	Sysco Corp.	8,767
62	Walgreens Boots Alliance, Inc.	2,915

		25,758

	Food Products – 0.4%
74	Campbell Soup Co.	2,956
19	Conagra Brands, Inc.	612
86	Darling Ingredients, Inc.(a)	7,269
51	General Mills, Inc.	3,152
96	Hain Celestial Group, Inc. (The)(a)	4,307
66	Hormel Foods Corp.	2,793
47	Ingredion, Inc.	4,476
16	J.M. Smucker Co. (The)	1,966
26	Kellogg Co.	1,594
13	McCormick & Co., Inc.	1,043
40	Mondelez International, Inc., Class A	2,429

		32,597

	Gas Utilities – 0.2%
99	New Jersey Resources Corp.	3,743
56	ONE Gas, Inc.	3,769
100	South Jersey Industries, Inc.	2,276
115	UGI Corp.	4,992

		14,780

	Health Care Equipment & Supplies – 1.2%
2	Align Technology, Inc.(a)	1,249
26	Baxter International, Inc.	2,053
8	Becton Dickinson & Co.	1,917
8	Cooper Cos., Inc. (The)	3,335
26	Danaher Corp.	8,106
14	DENTSPLY SIRONA, Inc.	801
3	DexCom, Inc.(a)	1,870
29	Edwards Lifesciences Corp.(a)	3,475
50	Globus Medical, Inc., Class A(a)	3,858
26	Haemonetics Corp.(a)	1,786
49	Hill-Rom Holdings, Inc.	7,590

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
27	Hologic, Inc.(a)	$1,979
39	Intuitive Surgical, Inc.(a)	14,084
113	Meridian Bioscience, Inc.(a)	2,125
36	Merit Medical Systems, Inc.(a)	2,421
25	Penumbra, Inc.(a)	6,914
14	Quidel Corp.(a)	1,859
22	STAAR Surgical Co.(a)	2,606
86	STERIS PLC	20,102
8	Stryker Corp.	2,129

		90,259

	Health Care Providers & Services – 2.1%
18	Amedisys, Inc.(a)	3,048
3	Anthem, Inc.	1,305
91	Centene Corp.(a)	6,483
12	Chemed Corp.	5,787
188	CVS Health Corp.	16,785
48	DaVita, Inc.(a)	4,956
47	Encompass Health Corp.	2,987
215	HCA Healthcare, Inc.	53,849
32	Henry Schein, Inc.(a)	2,443
68	Humana, Inc.	31,495
24	Laboratory Corp. of America Holdings(a)	6,888
187	MEDNAX, Inc.(a)	5,092
81	Patterson Cos., Inc.	2,532
37	Quest Diagnostics, Inc.	5,431
127	Select Medical Holdings Corp.	4,219

		153,300

	Health Care Technology – 0.2%
297	Allscripts Healthcare Solutions, Inc.(a)	4,093
135	Cerner Corp.	10,029

		14,122

	Hotels, Restaurants & Leisure – 1.9%
15	Booking Holdings, Inc.(a)	36,312
9	Expedia Group, Inc.(a)	1,480
157	Hilton Worldwide Holdings, Inc.(a)	22,600
55	Jack in the Box, Inc.	5,442
23	McDonald’s Corp.	5,648
61	Shake Shack, Inc., Class A(a)	4,219
92	Six Flags Entertainment Corp.(a)	3,784
261	Starbucks Corp.	27,684
186	Wendy’s Co. (The)	4,148
251	Yum China Holdings, Inc.	14,327
96	Yum! Brands, Inc.	11,994

		137,638

	Household Durables – 0.3%
144	KB Home	5,782
113	Meritage Homes Corp.(a)	12,284

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
194	Taylor Morrison Home Corp.(a)	$5,923

		23,989

	Household Products – 0.5%
6	Clorox Co. (The)	978
328	Colgate-Palmolive Co.	24,991
78	Kimberly-Clark Corp.	10,100

		36,069

	Independent Power & Renewable Electricity Producers – 0.3%
76	AES Corp. (The)	1,910
157	NextEra Energy Partners LP	13,549
136	Sunnova Energy International, Inc.(a)	6,060

		21,519

	Industrial Conglomerates – 0.3%
25	3M Co.	4,467
154	General Electric Co.	16,150
8	Honeywell International, Inc.	1,749

		22,366

	Insurance – 1.7%
28	Aflac, Inc.	1,503
40	Allstate Corp. (The)	4,947
462	American International Group, Inc.	27,299
70	Chubb Ltd.	13,676
86	First American Financial Corp.	6,290
32	Hanover Insurance Group, Inc. (The)	4,032
261	Hartford Financial Services Group, Inc. (The)	19,035
12	Lincoln National Corp.	866
42	Marsh & McLennan Cos., Inc.	7,006
19	MetLife, Inc.	1,193
64	Prudential Financial, Inc.	7,043
222	Reinsurance Group of America, Inc.	26,214
32	Travelers Cos., Inc. (The)	5,148

		124,252

	Interactive Media & Services – 2.5%
11	Alphabet, Inc., Class A(a)	32,570
24	Alphabet, Inc., Class C(a)	71,170
253	Meta Platforms, Inc., Class A(a)	81,863
19	Twitter, Inc.(a)	1,017

		186,620

	Internet & Direct Marketing Retail – 2.0%
200	Alibaba Group Holding Ltd., Sponsored ADR(a)	32,988
20	Amazon.com, Inc.(a)	67,449
498	eBay, Inc.	38,206
591	Qurate Retail, Inc., Class A	6,170

		144,813

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.8%
148	Automatic Data Processing, Inc.	$33,225
53	Cognizant Technology Solutions Corp., Class A	4,139
563	DXC Technology Co.(a)	18,337
193	Fiserv, Inc.(a)	19,009
98	Gartner, Inc.(a)	32,527
32	International Business Machines Corp.	4,003
84	MasterCard, Inc., Class A	28,184
36	Paychex, Inc.	4,438
14	VeriSign, Inc.(a)	3,117
265	Visa, Inc., Class A	56,119
25	WEX, Inc.(a)	3,742

		206,840

	Leisure Products – 0.0%
114	Callaway Golf Co.(a)	3,084

	Life Sciences Tools & Services – 0.8%
31	Agilent Technologies, Inc.	4,882
54	Illumina, Inc.(a)	22,413
101	NeoGenomics, Inc.(a)	4,646
46	Repligen Corp.(a)	13,363
13	Thermo Fisher Scientific, Inc.	8,230
8	Waters Corp.(a)	2,941

		56,475

	Machinery – 1.6%
62	AGCO Corp.	7,577
56	Caterpillar, Inc.	11,424
35	Chart Industries, Inc.(a)	6,213
51	Cummins, Inc.	12,232
97	Deere & Co.	33,204
25	Illinois Tool Works, Inc.	5,697
82	ITT, Inc.	7,714
105	Kennametal, Inc.	4,174
65	Oshkosh Corp.	6,955
19	Otis Worldwide Corp.	1,526
92	PACCAR, Inc.	8,245
18	Parker-Hannifin Corp.	5,339
82	Terex Corp.	3,673
72	Toro Co. (The)	6,874

		120,847

	Media – 1.6%
4	Cable One, Inc.	6,845
45	Charter Communications, Inc., Class A(a)	30,370
668	Comcast Corp., Class A	34,355
342	Discovery, Inc., Series A(a)	8,016
21	Discovery, Inc., Series C(a)	474
235	Interpublic Group of Cos., Inc. (The)	8,594
87	New York Times Co. (The), Class A	4,749
547	News Corp., Class A	12,526

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
119	Omnicom Group, Inc.	$8,102

		114,031

	Metals & Mining – 0.3%
257	Cleveland-Cliffs, Inc.(a)	6,196
145	Commercial Metals Co.	4,666
11	Nucor Corp.	1,228
63	Reliance Steel & Aluminum Co.	9,208
40	Royal Gold, Inc.	3,961

		25,259

	Multi-Utilities – 0.2%
75	Consolidated Edison, Inc.	5,655
31	DTE Energy Co.	3,514
17	Sempra Energy	2,170
20	WEC Energy Group, Inc.	1,801

		13,140

	Multiline Retail – 0.4%
381	Macy’s, Inc.	10,085
64	Target Corp.	16,616

		26,701

	Oil, Gas & Consumable Fuels – 2.0%
556	Antero Midstream Corp.	5,916
868	APA Corp.	22,750
377	ConocoPhillips	28,083
82	Devon Energy Corp.	3,286
160	Diamondback Energy, Inc.	17,150
78	DTE Midstream LLC(a)	3,741
374	EOG Resources, Inc.	34,580
142	EQT Corp.(a)	2,827
183	Kinder Morgan, Inc.	3,065
330	Marathon Oil Corp.	5,386
79	ONEOK, Inc.	5,026
156	Range Resources Corp.(a)	3,638
440	Southwestern Energy Co.(a)	2,147
57	Valero Energy Corp.	4,408
73	World Fuel Services Corp.	2,229

		144,232

	Paper & Forest Products – 0.1%
110	Louisiana-Pacific Corp.	6,482
4	Sylvamo Corp.(a)	113

		6,595

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,297

	Pharmaceuticals – 1.4%
278	Bristol-Myers Squibb Co.	16,235
15	Eli Lilly & Co.	3,821

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
35	Jazz Pharmaceuticals PLC(a)	$4,657
79	Merck & Co., Inc.	6,956
276	Novartis AG, Sponsored ADR	22,842
103	Novo Nordisk A/S, Sponsored ADR	11,343
155	Pfizer, Inc.	6,780
482	Roche Holding AG, Sponsored ADR	23,295
158	Viatris, Inc.	2,109
20	Zoetis, Inc.	4,324

		102,362

	Professional Services – 0.3%
66	Exponent, Inc.	7,577
9	IHS Markit Ltd.	1,176
23	Insperity, Inc.	2,875
65	Korn Ferry	5,019
39	ManpowerGroup, Inc.	3,769
27	Nielsen Holdings PLC	547

		20,963

	Real Estate Management & Development – 0.3%
135	CBRE Group, Inc., Class A(a)	14,051
34	Jones Lang LaSalle, Inc.(a)	8,780

		22,831

	REITs - Apartments – 0.3%
117	American Campus Communities, Inc.	6,285
8	AvalonBay Communities, Inc.	1,894
81	Camden Property Trust	13,211
50	Equity Residential	4,320

		25,710

	REITs - Diversified – 0.4%
33	American Tower Corp.	9,305
29	Crown Castle International Corp.	5,229
58	CyrusOne, Inc.	4,757
12	Digital Realty Trust, Inc.	1,894
5	Equinix, Inc.	4,185
99	Weyerhaeuser Co.	3,536

		28,906

	REITs - Health Care – 0.1%
32	Ventas, Inc.	1,708
39	Welltower, Inc.	3,135

		4,843

	REITs - Hotels – 0.0%
100	Host Hotels & Resorts, Inc.(a)	1,683

	REITs - Mortgage – 0.2%
204	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,322

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.3%
7	Boston Properties, Inc.	$796
176	Corporate Office Properties Trust	4,773
205	Douglas Emmett, Inc.	6,699
265	Easterly Government Properties, Inc.	5,573
91	Kilroy Realty Corp.	6,132

		23,973

	REITs - Regional Malls – 0.1%
211	Macerich Co. (The)	3,817

	REITs - Shopping Centers – 0.2%
487	Brixmor Property Group, Inc.	11,415

	REITs - Storage – 0.0%
23	Iron Mountain, Inc.	1,050

	REITs - Warehouse/Industrials – 0.1%
55	ProLogis, Inc.	7,973

	Road & Rail – 0.3%
85	CSX Corp.	3,074
3	Kansas City Southern	931
34	Norfolk Southern Corp.	9,964
51	Ryder System, Inc.	4,332
22	Union Pacific Corp.	5,311

		23,612

	Semiconductors & Semiconductor Equipment – 3.3%
41	Advanced Micro Devices, Inc.(a)	4,930
16	Analog Devices, Inc.	2,776
31	Applied Materials, Inc.	4,236
67	Cirrus Logic, Inc.(a)	5,414
36	Enphase Energy, Inc.(a)	8,339
142	First Solar, Inc.(a)	16,982
85	Ichor Holdings Ltd.(a)	3,716
157	Intel Corp.	7,693
6	Lam Research Corp.	3,381
76	Micron Technology, Inc.	5,252
422	NVIDIA Corp.	107,893
6	NXP Semiconductors NV	1,205
193	QUALCOMM, Inc.	25,677
54	Silicon Laboratories, Inc.(a)	10,193
15	SolarEdge Technologies, Inc.(a)	5,320
80	Texas Instruments, Inc.	14,998
28	Universal Display Corp.	5,130
49	Wolfspeed, Inc.(a)	5,885

		239,020

	Software – 4.7%
15	Adobe, Inc.(a)	9,755
159	Autodesk, Inc.(a)	50,500
38	Blackbaud, Inc.(a)	2,698

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
53	Bottomline Technologies, Inc.(a)	$2,454
12	Citrix Systems, Inc.	1,137
76	CommVault Systems, Inc.(a)	4,674
18	Fair Isaac Corp.(a)	7,168
188	Microsoft Corp.	62,345
112	NCR Corp.(a)	4,428
559	NortonLifeLock, Inc.	14,226
710	Oracle Corp.	68,117
35	Paylocity Holding Corp.(a)	10,680
35	Qualys, Inc.(a)	4,357
141	salesforce.com, Inc.(a)	42,256
57	SPS Commerce, Inc.(a)	8,706
169	Workday, Inc., Class A(a)	49,007

		342,508

	Specialty Retail – 1.1%
122	American Eagle Outfitters, Inc.	2,896
45	Asbury Automotive Group, Inc.(a)	8,807
2	AutoZone, Inc.(a)	3,570
28	Best Buy Co., Inc.	3,423
53	Boot Barn Holdings, Inc.(a)	5,538
22	Five Below, Inc.(a)	4,341
14	GameStop Corp., Class A(a)	2,569
21	Home Depot, Inc. (The)	7,807
27	Lithia Motors, Inc.	8,619
70	Lowe’s Cos., Inc.	16,367
34	Monro, Inc.	2,100
15	TJX Cos., Inc. (The)	982
12	Tractor Supply Co.	2,606
7	Ulta Beauty, Inc.(a)	2,571
45	Williams-Sonoma, Inc.	8,358

		80,554

	Technology Hardware, Storage & Peripherals – 0.2%
196	Hewlett Packard Enterprise Co.	2,871
247	HP, Inc.	7,492
88	Seagate Technology Holdings PLC	7,838

		18,201

	Textiles, Apparel & Luxury Goods – 0.6%
27	Deckers Outdoor Corp.(a)	10,673
858	Under Armour, Inc., Class A(a)	18,842
178	VF Corp.	12,973
105	Wolverine World Wide, Inc.	3,483

		45,971

	Thrifts & Mortgage Finance – 0.1%
146	Mr. Cooper Group, Inc.(a)	6,401

	Trading Companies & Distributors – 0.0%
32	GATX Corp.	3,035

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.2%
41	American Water Works Co., Inc.	$7,141
108	Essential Utilities, Inc.	5,084

		12,225

	Wireless Telecommunication Services – 0.1%
70	Shenandoah Telecommunications Co.	1,935
73	T-Mobile US, Inc.(a)	8,397

		10,332

	Total Common Stocks (Identified Cost $3,619,422)	4,344,606

Principal Amount

Bonds and Notes – 3.9%
	Automotive – 0.1%
$ 2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,208
2,000	Lear Corp., 4.250%, 5/15/2029	2,231

		4,439

	Banking – 0.4%
2,000	American Express Co., 3.700%, 8/03/2023	2,102
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,183
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,346
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,146
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,097
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,100
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,290
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,101
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,167
2,000	State Street Corp., 2.400%, 1/24/2030	2,055
3,000	Truist Bank, 3.200%, 4/01/2024	3,161
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,078

		31,826

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,064

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Brokerage – continued
$ 3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	$3,004

		5,068

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,587

	Construction Machinery – 0.0%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,007

	Diversified Manufacturing – 0.1%
3,000	3M Co., 3.050%, 4/15/2030	3,232

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,119
4,000	Entergy Corp., 0.900%, 9/15/2025	3,898
2,000	Exelon Corp., 4.050%, 4/15/2030	2,252
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,995
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,135

		14,399

	Food & Beverage – 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,982
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,174
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,166

		10,322

	Government Owned - No Guarantee – 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,663

	Health Insurance – 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,377
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,753

		6,130

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,132

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$ 2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	$2,069

		3,201

	Independent Energy – 0.1%
4,000	EQT Corp., 3.000%, 10/01/2022	4,041

	Integrated Energy – 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,194
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,114
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,962

		8,270

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,494

	Midstream – 0.1%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,182

	Mortgage Related – 0.6%
14,798	FNMA, 2.000%, with various maturities in 2051(b)	14,805
13,978	FNMA, 2.500%, with various maturities in 2051(b)	14,367
12,695	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	13,263
2,585	FNMA, 3.500%, with various maturities in 2049(b)	2,729
1,183	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,264
756	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	818

		47,246

	Natural Gas – 0.1%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,922

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,144
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,874

		5,018

	Property & Casualty Insurance – 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,166

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Railroads – 0.0%
$2,000	CSX Corp., 2.600%, 11/01/2026	$2,111

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	2,054

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,090

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,008

	Retailers – 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,352

	Technology – 0.2%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,134
2,000	HP, Inc., 3.000%, 6/17/2027	2,114
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,460
2,000	Oracle Corp., 2.950%, 5/15/2025	2,105
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,783

		14,596

	Treasuries – 1.1%
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,131
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,307
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	8,285
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	8,356
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,652
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	7,351
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,723
17,000	U.S. Treasury Note, 1.625%, 8/31/2022	17,211
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	16,351

		77,367

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Utility Other – 0.0%
$ 2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$2,429

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,113

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,080
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,484
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	4,089

		8,653

	Total Bonds and Notes (Identified Cost $285,578)	283,986

Shares

Exchange-Traded Funds – 11.4%
10,379	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $778,532)	840,180

Mutual Funds – 9.6%
16,981	WCM Focused Emerging Markets Fund, Institutional Class	350,327
12,319	WCM Focused International Growth Fund, Institutional Class	356,135

	Total Mutual Funds (Identified Cost $635,533)	706,462

Affiliated Mutual Funds – 12.9%
10,522	Mirova Global Green Bond Fund, Class N	109,533
55,734	Mirova International Sustainable Equity Fund, Class N	842,694

	Total Affiliated Mutual Funds (Identified Cost $880,766)	952,227

Principal Amount

Short-Term Investments – 3.7%
$ 272,075	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $272,075 on 11/01/2021 collateralized by $222,400 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $278,044 including accrued interest(d) (Identified Cost $272,075)	272,075

	Total Investments – 100.6% (Identified Cost $6,471,906)	7,399,536
	Other assets less liabilities – (0.6)%	(45,964)

	Net Assets – 100.0%	$7,353,572

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$60,961	$58,358	$7,126	$104	$(2,764)	$109,533	$904
Mirova International Sustainable Equity Fund, Class N	372,937	444,506	24,462	8,500	41,213	842,694	4,741

	$433,898	$502,864	$31,588	$8,604	$38,449	$952,227	$5,645

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,344,606	$—	$—	$4,344,606
Bonds and Notes*	—	283,986	—	283,986
Exchange-Traded Funds	840,180	—	—	840,180
Mutual Funds	706,462	—	—	706,462
Affiliated Mutual Funds	952,227	—	—	952,227
Short-Term Investments	—	272,075	—	272,075

Total	$6,843,475	$556,061	$—	$7,399,536

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	91.5%
Fixed Income	5.4
Short-Term Investments	3.7

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%